FINANCIAL INSTRUMENTS - Fair Values (Details) (USD $)	12 Months Ended																																						12 Months Ended			54 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Level 1 Reported Value Measurement [Member]		Dec. 31, 2012 Level 1 Reported Value Measurement [Member]		Dec. 31, 2013 Level 1 Estimate of Fair Value Measurement [Member]		Dec. 31, 2012 Level 1 Estimate of Fair Value Measurement [Member]		Dec. 31, 2013 Level 3 Reported Value Measurement [Member]	Dec. 31, 2012 Level 3 Reported Value Measurement [Member]	Dec. 31, 2013 Level 3 Estimate of Fair Value Measurement [Member]	Dec. 31, 2012 Level 3 Estimate of Fair Value Measurement [Member]	Dec. 31, 2013 Interest rate swap Level 2 Reported Value Measurement [Member]		Dec. 31, 2012 Interest rate swap Level 2 Reported Value Measurement [Member]		Dec. 31, 2013 Interest rate swap Level 2 Estimate of Fair Value Measurement [Member]		Dec. 31, 2012 Interest rate swap Level 2 Estimate of Fair Value Measurement [Member]		Dec. 31, 2013 Interest rate swap Cash flow hedging	Dec. 31, 2012 Interest rate swap Cash flow hedging	Dec. 31, 2013 Currency swap		Dec. 31, 2012 Currency swap		Dec. 31, 2013 Currency swap Level 2 Reported Value Measurement [Member]		Dec. 31, 2012 Currency swap Level 2 Reported Value Measurement [Member]		Dec. 31, 2013 Currency swap Level 2 Estimate of Fair Value Measurement [Member]		Dec. 31, 2012 Currency swap Level 2 Estimate of Fair Value Measurement [Member]		Dec. 31, 2013 FSRU conversion parts	Dec. 31, 2012 FSRU conversion parts	Dec. 31, 2011 FSRU conversion parts	Dec. 31, 2013 FSRU conversion parts	Dec. 31, 2013 Not Designated as Hedging Instrument [Member] Interest rate swap		Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Interest rate swap		Dec. 31, 2013 Not Designated as Hedging Instrument [Member] Currency swap		Dec. 31, 2012 Not Designated as Hedging Instrument [Member] Currency swap		Dec. 31, 2013 Designated as Hedging Instrument Interest rate swap		Dec. 31, 2012 Designated as Hedging Instrument Interest rate swap		Dec. 31, 2012 FSRU conversion parts
Derivatives, Fair Value [Line Items]
Cash and cash equivalents, carrying value	$ 125,347,000	$ 424,714,000	$ 66,913,000	$ 164,717,000	$ 125,347,000		$ 424,714,000
Cash and cash equivalents, fair value									125,347,000		424,714,000
Restricted cash and short-term investments					26,543,000		1,551,000		26,543,000		1,551,000
Investment in available-for-sale securities	267,352,000	353,034,000			267,352,000		353,034,000		267,352,000		353,034,000
Cost method investments													204,172,000	198,524,000	218,647,000	200,747,000
Amounts due from Golar Partners					0		34,953,000
Amounts due from Golar Partners, fair value									0		36,109,000
Long-term debt - fixed, carrying value					233,020,000	[1]	228,331,000	[1]
Long-term debt - fixed, fair value									254,063,000	[1]	251,250,000	[1]
Long-term debt - floating					434,008,000	[1]	276,575,000	[1]	434,008,000	[1]	276,575,000	[1]
Due to Related Parties, Noncurrent	50,000,000	0			50,000,000		0
Long-term Debt and Due to Related Parties, fair value									50,000,000		0
Interest Rate Cash Flow Hedge Asset, carrying value																	46,827,000	[2],[3]	0	[2],[3]																							46,827,000	[2],[3]	0	[2],[3]
Derivative Asset, Fair Value, Gross Asset																					46,827,000	[2],[3]	0	[2],[3]
Interest rate cash flow hedge liability																	11,401,000	[2],[3]	26,472,000	[2],[3]	11,401,000	[2],[3]	26,472,000	[2],[3]																			5,329,000	[2],[3]	13,522,000	[2],[3]					6,072,000	[2],[3]	12,950,000	[2],[3]
Foreign currency derivative liability																															729,000	[3]	94,000	[3]	729,000	[3]	94,000	[3]									729,000	[3]	94,000	[3]
Fair value/carrying value of derivatives																									5,300,000	12,900,000
Notional value																									128,000,000	180,100,000
Impairment of long-term assets	500,000	500,000	500,000																																				500,000	500,000	500,000	4,500,000
Other long-term assets	7,000,000	6,238,000																																					2,500,000			2,500,000													3,000,000
Derivative Asset, Fair Value, Gross Asset	46,827,000	0
Derivative Liability, Fair Value, Gross Asset	(4,327,000)	0
Derivative Asset, Fair Value, Amount Not Offset Against Collateral	42,500,000	0
Derivative Liability, Fair Value, Gross Liability	12,130,000	26,566,000
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	7,803,000	26,566,000
Derivative Liability																											$ 12,130,000	[3]	$ 26,566,000	[3]

[1]	Our debt obligations are recorded at amortized cost in the consolidated balance sheet.
[2]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[3]	The fair value/carrying value of interest rate swap agreements that qualify and are designated as a cash flow hedge as at December 31, 2013 and 2012, was $5.3 million (with a notional value of $128.0 million) and $12.9 million (with a notional value of $180.1 million), respectively. The expected maturity of these interest rate agreements is from January 2015 to April 2015.